Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Segmental Reporting Explanatory [Abstract]
Schedule of operating income (loss) before income taxes
	2019	2020	2021
Net loss	(838,642)	(190,344)	(117,088)
Financial income and expenses	178,787	117,523	272,527
Income tax	303,371	58,444	38,738
Depreciation and amortization	219,817	197,125	205,307
Initial EBITDA	(136,667)	182,748	399,484

Extraordinary adjustments to EBITDA
Impairment of investments	261,924	-	-
Impairment of accounts receivables	332,862	102,148	19,967
Impairment of goodwill	33,089	-	-
Provisions: civil compensation and legal claims	127,147	89,084	30,457
Provisions for labor claims	-	7,434	-
Put option on Morelco acquisition	-	-	(70,322)
Impairment recovery	(40,094)	-	-
Adjusted EBITDA	578,261	381,414	379,586

Schedule of EBITDA for each segment
	2019	2020	2021
Engineering and construction	51,147	55,766	29,318
Energy	180,759	109,443	173,664
Infrastructure	222,795	180,892	197,066
Real estate	56,821	32,555	36,912
Parent company operations	(417,954)	(93,933)	(18,881)
Intercompany eliminations	484,693	96,691	(38,493)
EBITDA	578,261	381,414	379,586

Schedule of expected future revenue backlog
		Annual Backlog (No audited)
	2021	2022	2023	2024+
Engineering and Construction	1,782,117	602,887	596,639	582,591
Infrastructure	3,627,643	2,224,785	1,183,758	219,100
Real estate	179,848	151,866	27,983	-
Intercompany eliminations	(453,660)	(148,826)	(151,204)	(153,630)
	5,135,948	2,830,712	1,657,176	648,061

Schedule of operating segments financial position
			Infrastructure
As of December 31, 2020	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated

Assets.-
Cash and cash equivalent	382,850	60,165	117,893	207,975	7,408	73,531	50,346	-	900,168
Trade accounts receivables, net	410,286	37,614	25,014	111,602	565	38,043	64,390	-	687,514
Work in progress, net	186,433	-	-	-	-	-	-	-	186,433
Accounts receivable from related parties	107,495	35	31,868	2,624	30	1,342	102,103	(218,159)	27,338
Other accounts receivable	294,296	27,900	23,631	13,220	197	10,446	35,051	2	404,743
Inventories, net	58,653	36,016	8,496	31,861	-	418,341	360	(1,727)	552,000
Prepaid expenses	7,798	1,964	6,485	328	116	-	6,281	-	22,972
Total current assets	1,447,811	163,694	213,387	367,610	8,316	541,703	258,531	(219,884)	2,781,168

Long-term trade accounts receivable, net	11,663	-	15,740	632,214	-	2,181	27,495	-	689,293
Long-term accounts receivable from related parties	315,393	-	14,508	-	11,103	-	611,498	(332,431)	620,071
Prepaid expenses	-	981	19,009	2,048	736	-	-	(510)	22,264
Other long-term accounts receivable	134,719	70,694	531	-	7,346	54,237	60,696	-	328,223
Investments in associates and joint ventures	109,870	8,080	-	-	-	6,095	1,322,865	(1,411,394)	35,516
Investment property	1,467	-	-	-	-	24,606	44,521	(44,521)	26,073
Property, plant and equipment, net	169,091	166,382	9,186	794	146	9,592	16,718	33,560	405,469
Intangible assets, net	143,575	250,327	371,437	681	-	872	19,017	6,081	791,990
Right-of-use assets, net	8,179	9,872	4,626	99	-	3,936	51,401	(13,595)	64,518
Deferred income tax asset	174,269	4,717	5,037	-	779	18,704	53,536	5,123	262,165
Total non-current assets	1,068,226	511,053	440,074	635,836	20,110	120,223	2,207,747	(1,757,687)	3,245,582
Total assets	2,516,037	674,747	653,461	1,003,446	28,426	661,926	2,466,278	(1,977,571)	6,026,750

Liabilities.-
Borrowings	230,682	32,550	2,405	42	-	95,709	102,469	(10,973)	452,884
Bonds	4,546	-	32,819	21,081	-	-	-	-	58,446
Trade accounts payable	829,082	51,225	51,221	32,637	61	42,565	57,625	-	1,064,416
Accounts payable to related parties	185,104	1,083	17,738	21,531	-	19,074	15,708	(216,420)	43,818
Current income tax	26,922	1,351	1,638	3,606	166	-	811	-	34,494
Other accounts payable	513,505	12,905	35,997	6,719	766	91,976	40,252	4,596	706,716
Provisions	8,876	18,943	1,659	-	-	492	62,787	-	92,757
Total current liabilities	1,798,717	118,057	143,477	85,616	993	249,816	279,652	(222,797)	2,453,531

Borrowings	25,273	103,154	2,291	59	-	11,021	328,753	(25,115)	445,436
Long-term bonds	22,911	-	248,029	603,373	-	-	-	-	874,313
Long-term trade accounts payable	-	-	-	-	-	-	40,502	-	40,502
Other long-term accounts payable	140,605	-	11,623	231	2,762	23,357	4,654	-	183,232
Long-term accounts payable to related parties	104,432	-	836	36,297	24,207	-	186,886	(316,361)	36,297
Provisions	81,130	37,599	26,034	1,925	-	-	148,548	-	295,236
Deferred income tax liability	25,576	36,793	1,518	39,020	-	-	-	-	102,907
Total non-current liabilities	399,927	177,546	290,331	680,905	26,969	34,378	709,343	(341,476)	1,977,923
Total liabilities	2,198,644	295,603	433,808	766,521	27,962	284,194	988,995	(564,273)	4,431,454
Equity attributable to controlling interest in the Company	261,501	354,982	161,710	177,694	464	138,933	1,474,398	(1,302,076)	1,267,606
Non-controlling interest	55,892	24,162	57,943	59,231	-	238,799	2,885	(111,222)	327,690
Total liabilities and equity	2,516,037	674,747	653,461	1,003,446	28,426	661,926	2,466,278	(1,977,571)	6,026,750

			Infrastructure
As of December 31, 2021	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Eliminations	Consolidated

Assets.-
Cash and cash equivalent	303,925	121,873	114,100	182,607	7,499	109,828	117,346	-	957,178
Trade accounts receivables, net	366,299	67,662	38,418	106,856	1,003	9,958	84	-	590,280
Work in progress, net	309,063	-	-	-	-	-	-	-	309,063
Accounts receivable from related parties	95,390	121	48,012	4,309	-	3,166	52,644	(182,825)	20,817
Other accounts receivable	390,133	31,092	30,057	18,734	960	3,783	12,297	2	487,058
Inventories, net	48,192	35,489	7,662	31,949	13	366,650	-	(1,629)	488,326
Prepaid expenses	15,838	3,575	6,531	344	52	-	5,802	-	32,142
Total current assets	1,528,840	259,812	244,780	344,799	9,527	493,385	188,173	(184,452)	2,884,864

Long-term trade accounts receivable, net	851	-	15,654	666,801	-	-	-	-	683,306
Long-term accounts receivable from related parties	335,150	-	19,700	42	11,536	-	584,596	(307,127)	643,897
Prepaid expenses	-	981	20,558	1,894	684	-	-	(510)	23,607
Other long-term accounts receivable	10,448	86,815	-	-	7,346	57,243	39,508	-	201,360
Investments in associates and joint ventures	108,038	8,951	-	-	-	5,443	1,559,672	(1,650,931)	31,173
Investment property	-	-	-	-	-	22,416	42,558	(1,963)	63,011
Property, plant and equipment, net	142,228	153,456	7,056	749	181	6,845	1,653	(8,998)	303,170
Intangible assets, net	142,499	257,580	322,625	351	-	733	14,575	5,028	743,391
Right-of-use assets, net	3,825	3,890	5,308	61	17	1,888	40,789	(8,061)	47,717
Deferred income tax asset	179,319	4,717	21,304	-	644	16,960	47,038	5,094	275,076
Total non-current assets	922,358	516,390	412,205	669,898	20,408	111,528	2,330,389	(1,967,468)	3,015,708
Total assets	2,451,198	776,202	656,985	1,014,697	29,935	604,913	2,518,562	(2,151,920)	5,900,572

Liabilities.-
Borrowings	136,512	27,046	3,687	45	18	69,065	13,573	(8,606)	241,340
Bonds	4,896	-	36,637	24,496	-	-	3,809	-	69,838
Trade accounts payable	767,792	67,686	44,210	30,637	464	30,401	38,894	683	980,767
Accounts payable to related parties	130,848	1,079	47,340	42,185	19	19,155	13,623	(203,245)	51,004
Current income tax	59,407	15,748	17,920	-	347	1,058	478	-	94,958
Other accounts payable	560,920	23,116	38,198	9,104	791	91,342	31,510	-	754,981
Provisions	70,585	25,498	4,158	-	-	560	54,028	-	154,829
Total current liabilities	1,730,960	160,173	192,150	106,467	1,639	211,581	155,915	(211,168)	2,347,717

Borrowings	5,382	121,693	1,721	15	-	5,315	205,244	(810)	338,560
Long-term bonds	21,386	-	215,296	602,201	-	-	352,201	-	1,191,084
Other long-term accounts payable	54,026	-	8,163	219	2,862	24,427	2,672	-	92,369
Long-term accounts payable to related parties	25,957	-	1,006	88,213	24,671	-	197,844	(286,979)	50,712
Provisions	56,362	55,279	33,188	3,039	-	-	181,629	-	329,497
Deferred income tax liability	18,665	31,187	-	47,515	-	-	-	-	97,367
Total non-current liabilities	181,778	208,159	259,374	741,202	27,533	29,742	939,590	(287,789)	2,099,589
Total liabilities	1,912,738	368,332	451,524	847,669	29,172	241,323	1,095,505	(498,957)	4,447,306
Equity attributable to controlling interest in the Company	524,807	378,653	149,904	125,271	763	139,728	1,420,221	(1,539,531)	1,199,816
Non-controlling interest	13,653	29,217	55,557	41,757	-	223,862	2,836	(113,432)	253,450
Total liabilities and equity	2,451,198	776,202	656,985	1,014,697	29,935	604,913	2,518,562	(2,151,920)	5,900,572

Schedule of operating segments financial position
			Infrastructure
For the year ended December 31, 2019	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated

Revenue	2,797,326	552,584	633,301	397,853	3,555	264,401	87,476	(651,492)	4,085,004
Gross profit (loss)	98,362	108,291	96,164	119,464	500	70,787	(2,168)	(49,637)	441,763
Administrative expenses	(141,421)	(24,230)	(28,623)	(17,991)	(397)	(22,045)	(40,402)	61,201	(213,908)
Other income and expenses, net	9,937	606	(47,998)	(2,661)	12	20,020	(305,749)	(921)	(326,754)
Operating (loss) profit	(33,122)	84,667	19,543	98,812	115	68,762	(348,319)	10,643	(98,899)
Financial expenses	(74,171)	(13,266)	(27,297)	(10,948)	(12)	(42,320)	(101,914)	38,219	(231,709)
Financial income	5,644	2,033	2,245	33,214	826	3,829	73,832	(46,967)	74,656
Dividends	-	-	-	-	-	-	12,688	(12,688)	-
Share of profit or loss in associates and joint ventures	(3,558)	2,293	-	-	-	458	(711,962)	493,995	(218,774)
(loss)Profit before income tax	(105,207)	75,727	(5,509)	121,078	929	30,729	(1,075,675)	483,202	(474,726)
Income tax	(35,457)	(22,911)	(17,112)	(39,634)	(506)	(7,000)	(196,219)	(1,118)	(319,957)
(Loss) profit from continuing operations	(140,664)	52,816	(22,621)	81,444	423	23,729	(1,271,894)	482,084	(794,683)
(Loss) from discontinuing operations	-	-	-	-	-	-	(42,857)	(1,102)	(43,959)
(Loss) profit for the year	(140,664)	52,816	(22,621)	81,444	423	23,729	(1,314,751)	480,982	(838,642)

(Loss) profit from attributable to:
Owners of the Company	(137,109)	48,056	(28,270)	61,084	423	(4,995)	(1,304,676)	480,766	(884,721)
Non-controlling interest	(3,555)	4,760	5,649	20,360	-	28,724	(10,075)	216	46,079
	(140,664)	52,816	(22,621)	81,444	423	23,729	(1,314,751)	480,982	(838,642)

			Infrastructure
For the period ended December 31, 2020	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated

Revenue	2,092,592	369,798	466,824	345,258	3,359	182,439	71,197	(385,062)	3,146,405
Gross profit (loss)	115,995	53,251	40,858	107,918	366	40,345	(2,344)	(46,137)	310,252
Administrative expenses	(102,985)	(16,119)	(16,584)	(12,738)	(289)	(16,462)	(23,647)	54,811	(134,013)
Other income and expenses, net	(43,573)	(4,185)	(79,576)	72	42	1,962	(55,984)	60	(181,182)
Operating (loss) profit	(30,563)	32,947	(55,302)	95,252	119	25,845	(81,975)	8,734	(4,943)
Financial expenses	(54,173)	(17,525)	(32,376)	(9,316)	(275)	(12,647)	(48,371)	28,328	(146,355)
Financial income	8,792	2,239	4,326	1,586	897	4,584	47,402	(30,510)	39,316
Dividends	-	-	-	-	-	-	7,222	(7,222)	-
Share of profit or loss in associates and joint ventures	-	2,391	-	-	-	34	(105,888)	104,233	770
(Loss) profit before income tax	(75,944)	20,052	(83,352)	87,522	741	17,816	(181,610)	103,563	(111,212)
Income tax	(3,614)	(7,500)	(13,477)	(26,681)	(277)	(2,854)	(7,768)	(37)	(62,208)
(Loss) profit from continuing operations	(79,558)	12,552	(96,829)	60,841	464	14,962	(189,378)	103,526	(173,420)
Loss from discontinuing operations	-	-	-	-	-	-	(16,919)	(5)	(16,924)
(Loss) profit for the year	(79,558)	12,552	(96,829)	60,841	464	14,962	(206,297)	103,521	(190,344)

(Loss) profit from attributable to:
Owners of the Company	(76,580)	9,176	(88,865)	45,631	464	1,391	(206,257)	97,169	(217,871)
Non-controlling interest	(2,978)	3,376	(7,964)	15,210	-	13,571	(40)	6,352	27,527
	(79,558)	12,552	(96,829)	60,841	464	14,962	(206,297)	103,521	(190,344)

			Infrastructure
For the Period ended December 31, 2021	Engineering and construction	Energy	Toll roads	Transportation	Water treatment	Real estate	Parent Company operations	Elimination	Consolidated

Revenue	2,559,071	541,859	515,382	348,915	3,650	239,391	67,202	(328,988)	3,946,482
Gross profit (loss)	121,058	110,078	81,964	81,993	1,322	42,025	3,372	(46,674)	395,138
Administrative expenses	(125,094)	(14,575)	(14,460)	(14,267)	(449)	(14,911)	(46,193)	50,336	(179,613)
Other income and expenses, net	40,301	(4,400)	(3,683)	1,537	4	1,337	(38,705)	(868)	(4,477)
Operating profit (loss)	36,265	91,103	63,821	69,263	877	28,451	(81,526)	2,794	211,048
Financial expenses	(121,712)	(14,705)	(29,442)	(8,298)	(124)	(11,947)	(118,676)	42,330	(262,574)
Financial income	1,870	1,034	2,544	520	510	2,269	40,740	(43,714)	5,773
Dividends	-	-	-	-	-	-	20,008	(20,008)	-
Share of profit or loss in associates and joint ventures	(1,794)	2,833	-	-	-	831	32,638	(35,369)	(861)
(Loss) profit before income tax	(85,371)	80,265	36,923	61,485	1,263	19,604	(106,816)	(53,967)	(46,614)
Income tax	(11,435)	(22,469)	(10,012)	(19,382)	(500)	(6,644)	26,808	(66)	(43,700)
(Loss) profit from continuing operations	(96,806)	57,796	26,911	42,103	763	12,960	(80,008)	(54,033)	(90,314)
Loss from discontinuing operations	-	-	-	-	-	-	(26,716)	(58)	(26,774)
(Loss) profit for the year	(96,806)	57,796	26,911	42,103	763	12,960	(106,724)	(54,091)	(117,088)

(Loss) profit from attributable to:
Owners of the Company	(93,600)	51,294	15,946	31,577	763	794	(106,677)	(53,307)	(153,210)
Non-controlling interest	(3,206)	6,502	10,965	10,526	-	12,166	(47)	(784)	36,122
	(96,806)	57,796	26,911	42,103	763	12,960	(106,724)	(54,091)	(117,088)

Schedule of segments geographical area
	2019	2020	2021
Revenues:
- Peru	3,499,074	2,477,435	3,255,214
- Chile	344,169	514,907	585,317
- Colombia	241,761	151,876	105,951
- Mexico	-	2,187	-
	4,085,004	3,146,405	3,946,482

Non-current assets:
- Peru	2,992,173	2,892,369	2,757,633
- Chile	235,803	245,727	159,309
- Colombia	123,758	107,486	98,766
	3,351,734	3,245,582	3,015,708